Dec. 20, 2024
Tortoise Power and Energy Infrastructure Fund
TORTOISE POWER AND ENERGY INFRASTRUCTURE FUND
Investment Objectives
Tortoise Power and Energy infrastructure Fund, a series of Tortoise Capital Series Trust (the “Fund”), seeks to provide a high level of current income to shareholders, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tortoise Power and Energy Infrastructure Fund Tortoise Power and Energy Infrastructure Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tortoise Power and Energy Infrastructure Fund Tortoise Power and Energy Infrastructure Fund
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees
Other Expenses		[1]
Total Annual Fund Operating Expenses	0.85%
[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years
Tortoise Power and Energy Infrastructure Fund | Tortoise Power and Energy Infrastructure Fund | USD ($)	87	271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio turnover information is not available.

Principal Investment Strategies

The Fund is a non-diversified series of Tortoise Capital Series Trust and is regulated as an “investment company” under the Investment Company Act of 1940 (the “1940 Act”). The Fund is actively managed and does not seek to track the performance of an index. The Fund’s primary investment objective to provide a high level of current income to shareholders and secondary investment objective of capital appreciation are non-fundamental.

The Fund seeks to invest in equity and fixed income securities primarily in power and energy infrastructure companies that provide stable and defensive characteristics throughout economic cycles. Such companies provide consistent dividends and stable earnings regardless of the state of the overall stock market.

Under normal circumstances, the Fund invests at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in securities of power and energy infrastructure companies. Power and energy infrastructure companies are those that derive more than 50% of their revenue from power or energy infrastructure operations. Power infrastructure companies use long-lived assets to provide electric power generation (including nuclear and renewable energy), transmission and distribution. Energy infrastructure companies are engaged in the production or delivery of energy-related goods or services and include (i) companies that use a network of pipeline assets to transport, store, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids and other low carbon fuels, (ii) companies that store, transport, distribute or treat water, waste management, electric and heating systems and (iii) companies in the renewable and clean energy sectors such as those that produce or deliver solar, wind, hydro or geo-thermal related products or services.

We seek to achieve our investment objectives by investing in a wide range of securities that generate income, including both dividend-paying equity securities and fixed income securities. Up to 25% of these securities may be securities issued by master limited partnerships (“MLPs”). Securities that generate income in which we may invest include the following types of securities:

●	Power and Energy Infrastructure Equity Securities. We may invest in a wide range of equity securities issued by power and energy infrastructure companies that are expected to pay dividends on a current basis. We expect that such equity investments will primarily include common stock and MLP common units. Our investment in MLP Securities is limited to 25% of total assets. The following is a more detailed description of each such security.

●	Power and Energy Infrastructure Fixed Income Securities. We will invest a maximum of 50% of our assets in fixed income securities. Fixed income securities include bonds, debentures, or other debt instruments, which are expected to provide a high level of current income. Our investments in securities that generate income may have fixed or variable principal payments and various interest rate and dividend payment and reset terms, including fixed rate, floating rate, adjustable rate and payment in kind features. Our investments may have extended or no maturities. Securities that generate income also may be subject to call features and redemption provisions. We may invest in securities of any credit quality that generate income, including up to 25% of our total assets in fixed income securities rated non-investment grade (commonly referred to as “junk bonds”), that are considered speculative as to the issuer’s capacity to pay interest and repay principal.

Covered Call Options Strategy. We also seek to provide current income from gains earned through an option strategy. We currently intend to write (sell) call options on selected equity securities in our portfolio and to only write call options on securities we hold in our portfolio (“covered calls”). The notional amount of such calls is expected to be less than approximately 20% of the total value of our portfolio, although this percentage may vary depending on the cash flow requirements of the portfolio and on our Adviser’s assessment of market conditions. Under current market conditions, we presently intend to write covered calls that are generally one to three month terms and generally range from 5% to 15% out of the money, although this may vary from time to time. We currently intend to focus our covered call strategy on other energy infrastructure companies that our Adviser believes are integral links in the energy infrastructure value chain for pipeline companies, although we may write options on other securities in our portfolio in certain market environments.

The Fund may invest up to 10% of its total assets in securities issued by non-U.S. issuers (including Canadian issuers). The Fund may invest in both equity and fixed-income securities issued by non-U.S. issuers. The Fund will not invest more than 25% of its total assets in non-investment grade rated fixed income securities. The Fund will not invest more than 15% of its total assets in restricted securities that are ineligible for resale under Rule 144A, all of which may be illiquid securities. These investment restrictions described above apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations.

Principal Risks
Performance History

On December 5, 2024, the stockholders of Tortoise Pipeline & Energy Fund, Inc., Tortoise Energy Independence Fund, Inc. and Tortoise Power and Energy Infrastructure Fund, Inc., each a Maryland corporation that is registered as a closed-end management investment company (the “Target Funds”), approved an Agreement and Plan of Merger (the “Plan”) by and between the Target Funds, and the Trust, on behalf of the Fund, pursuant to which each Target Fund would be merged with and into a wholly-owned subsidiary of the Fund (the “Mergers”). As a result of the Mergers, the Fund has assumed the performance history of Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ” or the “Predecessor Fund”).

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s annual total returns from year to year. Following the bar chart is the Predecessor Fund’s highest and lowest quarterly returns during the periods shown in the bar chart. The table illustrates how the Predecessor Fund’s average annual returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future. In addition, because the Predecessor Fund and the Fund have certain differences, including investment policies and practices and that the Predecessor Fund was a closed-end fund that utilized leverage while the Fund is an exchange-traded fund that does not utilize leverage, the Predecessor Fund’s past performance is not indicative of how the Fund will, or is expected to, perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.tortoiseadvisors.com or by calling toll-free at 844-874-6339.

TPZ Calendar Year Total Returns as of 12/31

(1)	TPZ’s calendar year-to-date total return based on net asset value for the period 1/1/24 to 9/30/24 was 21.59%.

During the periods shown in the chart above:
Best Quarter		Worst Quarter
38.38%	June 30, 2020	-51.94%	March 31, 2020

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - Tortoise Power and Energy Infrastructure Fund	Label	1 Year		5 Years		10 years
Tortoise Power and Energy Infrastructure Fund	Return Before Taxes (based on net asset value (“NAV”))	17.91%		5.78%		2.71%
Tortoise Power and Energy Infrastructure Fund | Return After Taxes on Distributions	Return After Taxes on Distributions
Tortoise Power and Energy Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	26.29%		15.69%		12.03%
TPZ Benchmark Composite Index (reflects no deduction for fees, expenses or taxes	TPZ Benchmark Composite Index (reflects no deduction for fees, expenses or taxes	13.13%	[1]	6.69%	[1]	3.75%	[1]
[1]	The TPZ Benchmark Composite includes the BofA Merrill Lynch U.S. Energy Index (CIEN), the BofA Merrill Lynch U.S. Electricity Index (CUEL) and the Tortoise MLP Index® (TMLP). It is comprised of a blend of 70% fixed income and 30% equity securities issued by companies in the power and energy infrastructure sectors.

In accordance with regulatory requirements applicable to exchange-traded funds, effective upon the closing of the Mergers, the Fund will adopt the S&P 500 Total Return Index as the broad-based securities market index used for performance reporting purposes.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.